Share-based Issuances (Tables)	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of stock option activity

	Options	Weighted Average Exercise Price
Outstanding - December 31, 2025	17,640	$79.66
Granted	–	–
Forfeited/canceled	–	–
Exercised	–	–
Outstanding – March 31, 2026	17,640	$79.66

	Options	Weighted Average Exercise Price
Outstanding - December 31, 2024	4,480	$990.71
Granted	–	–
Forfeited/canceled	–	–
Exercised	–	–
Outstanding – March 31, 2025	4,480	$990.71

Schedule of options outstanding and exercisable

	Options Outstanding**			Options Exercisable**
Exercise Prices	Number	Price	Life*	Number	Price*
$14.94	13,564	$14.94	9.45	5,203	$14.94
$66.75	3,821	$66.75	8.76	3,821	$66.75
$818.13	144	$818.13	7.71	71	$818.13
$1,295.91	16	$1,295.91	7.19	8	$1,295.91
$5,857.78	43	$5,857.78	5.88	43	$5,857.78
$9,130.28	20	$9,130.28	5.37	20	$9,130.28
$9,475.72	16	$9,475.72	1.84	16	$9,475.72
$13,927.65	16	$13,927.65	3.38	16	$13,927.65
Total – March 31, 2026	17,640			9,198

*	Price and Life reflect the weighted average exercise price and weighted average remaining contractual life, respectively.
**	The Company’s common stock outstanding as of March 31, 2026 and December 31, 2025 has been retroactively restated for the effect of the 1-for 7.7 reverse stock split effective March 31, 2026.

Schedule of restricted stock units outstanding

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2024	41	$7,398.47
Granted	–	–
Forfeited/canceled	–	–
Vested/issued	(41)	7,398.47
Outstanding – March 31, 2025	–	$–